Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified																																																																																											3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Estimate of Fair Value Measurement [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member]	Mar. 31, 2014 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Long-term Debt [Member]	Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Long-term Debt [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Estimate of Fair Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Reported Value Measurement [Member]	Dec. 31, 2013 Reported Value Measurement [Member]	Mar. 31, 2014 Reported Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Long-term Debt [Member]	Dec. 31, 2012 Reported Value Measurement [Member] Long-term Debt [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Reported Value Measurement [Member] Long-term Debt [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Current Assets [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Current Assets [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Other Noncurrent Assets [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2014 Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Current Assets [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Current Assets [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Current Assets [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Accrued Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Commodity Contract [Member] Fair Value, Measurements, Recurring [Member] Other Noncurrent Liabilities [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Assets [Member] Maximum [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Assets [Member] Maximum [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2014 Liability [Member] Maximum [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Liability [Member] Maximum [Member] Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Benchmark interest rates for contracts (in hundredths)																																																																																											1.00%	1.00%	1.00%	1.00%
Assets measured at fair value
Cash and cash equivalents																																		$ 31.1	$ 45.3	$ 227.0	$ 31.1	$ 45.3	$ 227.0	$ 0	$ 0	$ 0
Commodity hedge contracts																																											4.8	4.9	0	0	4.8	4.9																									4.9	25.5	0	0	4.9	25.5
Available for sale investments-cash and cash equivalents																																																	11.6	18.6	26.3	11.6	18.6	26.3	0	0	0
Assets measured at fair value																									47.5	68.8	278.8	42.7	63.9	253.3	4.8	4.9	25.5
Liabilities measured at fair value
Foreign exchange contracts																																																										(0.1)	(0.7)	(0.2)	0	0	0	(0.1)	(0.7)	(0.2)
Commodity hedge contracts-current																																																										(3.5)	(0.4)		0	0		(3.5)	(0.4)														(0.4)	(1.3)	0	0	(0.4)	(1.3)
Commodity hedge contracts-noncurrent																																																																			(0.2)	(0.1)	0	0	(0.2)	(0.1)													(0.1)	0	0	0	(0.1)	0
Liabilities measured at fair value																									(3.8)	(1.2)	(1.5)	0	0	0	(3.8)	(1.2)	(1.5)
Long-term debt, including current maturities	$ (1,819.5)	$ (1,659.9)	$ 0	$ 0	$ (1,819.5)	$ (1,659.9)	$ (1,659.9)	$ (1,379.3)	$ 0	$ 0	$ (1,659.9)	$ (1,379.3)	$ (1,657.8)	$ (1,507.0)	$ 0	$ 0	$ (1,657.8)	$ (1,507.0)	$ (1,507.0)	$ (1,411.9)	$ 0	$ 0	$ (1,507.0)	$ (1,411.9)